Note 6 - Derivative Financial Instruments - Gain (Loss) Recognized in Earnings for Derivative Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Hot-rolled coil steel contracts	$ 1,961	$ 64
Nonoperating Income (Expense) [Member] | Hot-rolled Coil Steel Contracts [Member]
Hot-rolled coil steel contracts	$ 7,598	$ 1,848